Segment Reporting - Revenue and Income from Vessel Operations by Segment - Intersegment revenue (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Segment Reporting Information [Line Items]
Revenues	$ 587,619	$ 592,797	$ 1,228,727	$ 1,138,659
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues	21,515	28,090	48,552	54,827
Teekay Offshore [Member] | Offshore Logistics [Member] | Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues	10,129	9,245	18,508	18,511
Teekay Offshore [Member] | Conventional Tankers [Member] | Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues	0	8,245	6,410	16,307
Teekay LNG [Member] | Liquefied Gas Carriers [Member] | Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues	8,933	10,600	18,646	20,009
Teekay Tankers [Member] | Conventional Tankers [Member] | Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues	$ 2,453	$ 0	$ 4,988	$ 0